Accounting for the acquisition of Credit Suisse Group (Narrative) (Detail) - USD ($) $ in Millions		1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 12, 2023	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2023
Disclosure Of Business Combinations [Line items]
Provisional negative goodwill resulting from the acquisition			$ 28,925	$ 28,925
Provisions related to Credit Suisse loan commitments		$ 4,400	4,400	4,400
Acquisition-related contingent liabilities		2,992	$ 2,992	2,992
Credit Suisse
Disclosure Of Business Combinations [Line items]
Conversion impact from the different derivative netting rules	$ 70,000
Fair value adjustments recognized on financial instruments that are classified at fair value through profit or loss	2,300
Fair value adjustments recognized on financial instruments at amortized cost and off-balance sheet commitments and guarantees	12,400
Provisional negative goodwill resulting from the acquisition	28,925			28,925
Acquisition-related costs	200
Credit Suisse contribution to net revenues of the Group		1,200
Credit Suisse contribution to net profit of the Group		$ 1,200
Estimated net revenues for the Group				24,000
Estimated profit loss for the Group				$ 900
Gain from the write-down of additional tier 1 capital notes	16,400
Gain from the reversal of contingent compensation award accrual	400
Provisional fair value of core deposits and customer relationships intangibles	900
Mortgage servicing rights	400
Goodwill impairment charge	$ 1,400
Vesting requirement for payment arrangement	60
Retention awards	$ 500
Percentage of retention awards offered in shares	50.00%
Percentage of retention awards offered in cash	50.00%
Expenses on retention awards	$ 84
Additional provisions and contingent liabilities	4,500
Acquisition-related contingent liabilities	3,000
Litigation provisions	1,500
Fair value adjustments on acquired loan commitments and guarantees recognized under IFRS	4,500
Fair value adjustments on acquired loan commitments and guarantees recognized under IFRS included in provisions and contingent liabilities	4,300
Fair value adjustments on acquired loan commitments and guarantees recognized under IFRS included in derivative financial instruments liabilities	200
Existing provisions of Credit Suisse Group	$ 1,300